Trade and other payables (Details) - Schedule of trade and other payables - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Current liabilities
Trade payables and other payables	$ 136,372	$ 339,345
Accrued expenses	216.788	68,000
Employment related payables	147,609	147,712
Total Current liabilities	$ 500,769	$ 555,057